Fees Summary	Aug. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,249,387,500.00
Previously Paid Amount	0.00
Total Fee Amount	191,281.23
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 191,281.23
Narrative - Max Aggregate Offering Price	$ 1,249,387,500.00
Final Prospectus	true